ING MAYFLOWER TRUST

ING International Value Fund (“Fund”)

to the Fund’s Class A, Class B, Class C, Class I,

and Class W Prospectus dated February 26, 2010

ING VARIABLE PRODUCTS TRUST

ING International Value Portfolio (“Portfolio”)

to the Portfolio’s Class ADV, Class I, Class S,

and Class S2 Prospectuses each dated April 30, 2010

(each a “Prospectus” and collectively “Prospectuses”)

Supplement dated December 15, 2010

Effective December 13, 2010, Martin Jansen replaced Phillip A. Schwartz as portfolio manager for the Fund and Portfolio. All references to Phillip Schwartz as portfolio manager for the Fund and Portfolio are hereby deleted and replaced with Martin Jansen.

The Fund’s/Portfolio’s Prospectuses are revised as follows:

1.	The sections entitled “Portfolio Management – Portfolio Managers” of the summary sections of the Fund’s/Portfolio’s Prospectuses are hereby deleted in their entirety and replaced with the following:

Portfolio Managers
Martin Jansen	John Pairaktaridis
Portfolio Manager (since 12/10)	Assistant Portfolio Manager (since 01/09)
Joseph Vultaggio
Assistant Portfolio Manager (since 01/09)

2.	The third paragraph of the sections entitled “Management of the Funds/Portfolios – ING Investment Management Co. – ING International Value Fund/ING International Value Portfolio” of the Fund’s/Portfolio’s Prospectuses are hereby deleted in their entirety and replace with the following:

Martin Jansen, Senior Portfolio Manager, has primary responsibility for international equities. Mr. Jansen was previously responsible for managing the transition of the U.S. equity trading facility and U.S. equity assets from ING Investment Management The Hague to ING IM. He joined ING in 1997 as senior manager to co-manage U.S. equity portfolios and was named head of the U.S. equity team in 1999. Prior to joining ING, Mr. Jansen was responsible for the U.S. equity and venture capital portfolios at a large corporate Dutch pension fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

ING MAYFLOWER TRUST

ING International Value Fund (“Fund”)

to the Fund’s Class A, Class B, Class C, Class I,

and Class W Statement of Additional Information (“SAI”)

dated February 26, 2010

ING VARIABLE PRODUCTS TRUST

ING International Value Portfolio (“Portfolio”)

to the Portfolio’s Class ADV, Class I, Class S, and Class S2 SAI

dated April 30, 2010

Supplement dated December 15, 2010

Effective December 13, 2010, Martin Jansen replaced Phillip A. Schwartz as portfolio manager for the Fund and Portfolio. All references to Phillip Schwartz as portfolio manager for the Fund and Portfolio are hereby deleted and replaced with Martin Jansen.

The Fund’s/Portfolio’s SAIs are revised as follows:

1.	The sub-sections entitled “Other Accounts Managed” and “Ownership of Securities” of the section entitled “Portfolio Managers – ING International Value Fund/ING International Value Portfolio” found on pages 146 and 147, respectively, in the SAI for the Fund and on pages 82 and 84, respectively, in the SAI for the Portfolio are hereby amended to include the following:

    Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of October 31, 2010:

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Martin Jansen	4	$693,631,902	0	$0	4	$118,058,687

Ownership of Securities

The following table shows the dollar range of shares of the Fund/Portfolio owned by the portfolio manager as of October 31, 2010, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans:

Portfolio Manager	Dollar Range of Fund Shares Owned
Martin Jansen	None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE